LEGG MASON CLASSIC VALUATION FUND

                            Supplement to the Primary
                    Class Prospectus dated February 28, 2004

The section entitled "Portfolio Management" on Page 7 of the prospectus is replaced in its entirety with the following paragraph:

         The portfolio is managed by a team of analysts and managers at Brandywine led by Scott L. Kuensell. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine's domestic clients.

This supplement should be retained with your prospectus for future reference.

                   This supplement is dated November 1, 2004.








                        LEGG MASON CLASSIC VALUATION FUND

                         Supplement to the Institutional
                    Class Prospectus dated February 28, 2004

The section entitled "Portfolio Management" on Page 6 of the prospectus is replaced in its entirety with the following paragraph:

         The portfolio is managed by a team of analysts and managers at Brandywine led by Scott L. Kuensell. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine's domestic clients.

This supplement should be retained with your prospectus for future reference.

                   This supplement is dated November 1, 2004.